Putnam Investments
One Post Office Square
Boston, MA 02109
June 29, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam VT Multi-Cap Core Fund, a series of Putnam Variable Trust (Reg. No. 33-17486) (811-05346)
Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam Variable Trust (the “Trust”), Post-Effective Amendment No. 63 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is electronically coded to show changes to the prospectuses and statement of additional information of the Trust from the corresponding documents included in Post-Effective Amendment No. 61, which was filed with the Commission on May 1, 2018. These changes include certain standard changes to Putnam disclosure, as well as changes in response to comments that were provided telephonically to me on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on June 18, 2018, regarding the 485(a) filing. The Trust’s responses to the Staff’s comments were filed via a correspondence filing on June 27, 2018.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,
/s/ Caitlin E. Robinson
Caitlin E. Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP